Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	29
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$181,158,909.49	0.4323602	$159,490,360.96	0.3806453	$21,668,548.53
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$386,488,909.49	0.3009265	$364,820,360.96	0.2840550	$21,668,548.53

Weighted Avg. Coupon (WAC)	3.41%		3.42%
Weighted Avg. Remaining Maturity (WARM)	32.17		31.28
Pool Receivables Balance	$418,669,505.98		$396,194,080.82
Remaining Number of Receivables	41,756		40,797

Adjusted Pool Balance	$405,899,354.29		$384,230,805.76

III. COLLECTIONS

Principal:
Principal Collections	$21,817,506.47
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$394,588.87
Total Principal Collections	$22,212,095.34

Interest:
Interest Collections	$1,213,934.23
Late Fees & Other Charges	$62,418.87
Interest on Repurchase Principal	$-
Total Interest Collections	$1,276,353.10

Collection Account Interest	$3,978.12
Reserve Account Interest	$618.83
Servicer Advances	$-

Total Collections	$23,493,045.39

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	29
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$23,493,045.39
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$23,493,045.39

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$348,891.25	$-	$348,891.25	$348,891.25
Collection Account Interest					$3,978.12
Late Fees & Other Charges					$62,418.87
Total due to Servicer					$415,288.24

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$152,475.42		$152,475.42
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$305,705.84		$305,705.84	$305,705.84

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$22,585,774.23

9. Regular Principal Distribution Amount:					$21,668,548.53

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$21,668,548.53
Class A-4 Notes				$-
Class A Notes Total:		$21,668,548.53		$21,668,548.53
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$21,668,548.53		$21,668,548.53

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					917,225.70

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$12,770,151.69
Beginning Period Amount	$12,770,151.69
Current Period Amortization	$806,876.63
Ending Period Required Amount	$11,963,275.06
Ending Period Amount	$11,963,275.06
Next Distribution Date Required Amount	$11,186,514.25

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	29
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.78%	5.05%	5.05%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.33%	40,117	97.60%	$386,697,531.64
30 - 60 Days	1.27%	519	1.83%	$7,241,300.05
61 - 90 Days	0.33%	136	0.48%	$1,903,187.91
91-120 Days	0.06%	24	0.08%	$333,486.25
121 + Days	0.00%	1	0.00%	$18,574.97
Total		40,797		$396,194,080.82

Delinquent Receivables 30+ Days Past Due
Current Period	1.67%	680	2.40%	$9,496,549.18
1st Preceding Collection Period	1.78%	744	2.55%	$10,693,842.24
2nd Preceding Collection Period	1.59%	680	2.30%	$10,192,740.70
3rd Preceding Collection Period	1.50%	656	2.15%	$10,023,988.55
Four-Month Average	1.63%		2.35%

Repossession in Current Period		27		$379,374.93
Repossession Inventory		73		$148,369.94

Current Charge-Offs
Gross Principal of Charge-Offs				$657,918.69
Recoveries				$(394,588.87)
Net Loss				$263,329.82

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.75%

Average Pool Balance for Current Period				$407,431,793.40

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.78%
1st Preceding Collection Period				1.28%
2nd Preceding Collection Period				0.57%
3rd Preceding Collection Period				0.14%
Four-Month Average				0.69%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		51	1,698	$27,746,719.00
Recoveries		41	1,482	$(15,756,963.70)
Net Loss				$11,989,755.30
Cumulative Net Loss as a % of Initial Pool Balance				0.89%

Net Loss for Receivables that have experienced a Net Loss *		40	1,479	$12,038,118.31
Average Net Loss for Receivables that have experienced a Net Loss				$8,139.36

Principal Balance of Extensions				$1,899,382.95
Number of Extensions				128

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.